Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 02, 2021
Registrant Name	Virtus Equity Trust
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 02, 2021
Document Effective Date	Aug. 02, 2021
Prospectus Date	Aug. 02, 2021
Virtus KAR Small-Mid Cap Value Fund | Class R6
Prospectus:
Trading Symbol	VKSGX
Virtus KAR Small-Mid Cap Value Fund | Class A
Prospectus:
Trading Symbol	VKSDX
Virtus KAR Small-Mid Cap Value Fund | Class C
Prospectus:
Trading Symbol	VKSEX
Virtus KAR Small-Mid Cap Value Fund | Class I
Prospectus:
Trading Symbol	VKSFX